Expense Example, No Redemption - R2 R3 R4 R5 R6 Shares - JPMorgan SmartSpending 2015 Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	96	518	967	2,213	70	536	1,028	2,386	45	410	800	1,893	30	442	880	2,100	19	289	580	1,407